Other Receivables (Details)	12 Months Ended
Jun. 30, 2021
Other Receivables Net [Abstract]
Other receivables, description	The SK Purchaser promised to pay $2.4 million to the Company as per the executed agreement and it had subsequently settled $1.0 million of its payment obligations through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller. Since collection of the remaining $1.4 million cannot be reasonably assured, the Company only reported a receivable of $1.0 million as of June 30, 2020.